Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.65%
Aerospace & Defense–2.27%
BWX Technologies, Inc.	200,047	$10,076,367
Curtiss-Wright Corp.	146,949	20,449,423
		30,525,790
Air Freight & Logistics–0.89%
Hub Group, Inc., Class A(b)(c)	173,553	11,971,686
Airlines–0.58%
Spirit Airlines, Inc.(b)	415,661	7,822,740
Aluminum–0.77%
Kaiser Aluminum Corp.(c)	168,885	10,361,095
Application Software–5.63%
Consensus Cloud Solutions, Inc.(b)	167,709	7,932,636
Coupa Software, Inc.(b)(c)	103,328	6,075,686
Envestnet, Inc.(b)(c)	147,379	6,543,628
HashiCorp, Inc., Class A(b)(c)	235,647	7,585,477
Paycor HCM, Inc.(b)(c)	761,483	22,509,438
Q2 Holdings, Inc.(b)(c)	406,346	13,084,341
Sprout Social, Inc., Class A(b)(c)	200,036	12,138,184
		75,869,390
Asset Management & Custody Banks–2.27%
Federated Hermes, Inc., Class B	502,304	16,636,309
Focus Financial Partners, Inc., Class A(b)	440,706	13,886,646
		30,522,955
Auto Parts & Equipment–2.62%
Dorman Products, Inc.(b)	210,876	17,317,137
Visteon Corp.(b)	169,492	17,976,322
		35,293,459
Automotive Retail–1.95%
AutoNation, Inc.(b)(c)	257,851	26,267,281
Biotechnology–2.06%
ADMA Biologics, Inc.(b)	1,665,791	4,047,872
Avid Bioservices, Inc.(b)(c)	740,041	14,149,584
Gossamer Bio., Inc.(b)(c)	312,832	3,747,728
Prometheus Biosciences, Inc.(b)(c)	97,329	5,743,384
		27,688,568
Building Products–2.18%
Masonite International Corp.(b)	176,923	12,612,841
Zurn Elkay Water Solutions Corp.(c)	682,949	16,732,250
		29,345,091
Casinos & Gaming–0.79%
Boyd Gaming Corp.	222,261	10,590,737
Construction & Engineering–1.69%
Primoris Services Corp.	373,430	6,068,237
Valmont Industries, Inc.	62,343	16,746,577
		22,814,814
Shares		Value
Construction Machinery & Heavy Trucks–0.72%
Allison Transmission Holdings, Inc.	286,696	$9,678,857
Construction Materials–1.30%
Summit Materials, Inc., Class A(b)(c)	730,632	17,505,943
Data Processing & Outsourced Services–1.41%
Paya Holdings, Inc., Class A(b)(c)	1,090,749	6,664,476
Payoneer Global, Inc.(b)	2,029,570	12,278,899
		18,943,375
Diversified Banks–0.59%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	243,038	7,889,013
Diversified Metals & Mining–0.86%
Compass Minerals International, Inc.(c)	301,644	11,622,343
Electrical Components & Equipment–2.98%
Atkore, Inc.(b)(c)	215,006	16,729,617
Regal Rexnord Corp.	121,532	17,058,232
Vertiv Holdings Co.	653,034	6,347,490
		40,135,339
Electronic Components–0.74%
Belden, Inc.(c)	165,052	9,906,421
Electronic Equipment & Instruments–0.56%
Itron, Inc.(b)(c)	178,494	7,516,382
Gas Utilities–3.61%
National Fuel Gas Co.	329,278	20,267,061
Northwest Natural Holding Co.	326,193	14,150,252
Suburban Propane Partners L.P.	944,054	14,208,013
		48,625,326
Health Care Equipment–3.48%
AtriCure, Inc.(b)	320,892	12,546,877
Heska Corp.(b)(c)	19,288	1,406,481
Inspire Medical Systems, Inc.(b)	124,399	22,064,651
Tandem Diabetes Care, Inc.(b)(c)	140,738	6,734,313
TransMedics Group, Inc.(b)(c)	97,932	4,087,682
		46,840,004
Health Care Facilities–3.51%
Acadia Healthcare Co., Inc.(b)(c)	387,667	30,307,806
Tenet Healthcare Corp.(b)	329,018	16,970,748
		47,278,554
Health Care REITs–0.80%
Sabra Health Care REIT, Inc.(c)	817,627	10,727,266
Health Care Services–1.45%
Addus HomeCare Corp.(b)(c)	205,555	19,577,058
Health Care Supplies–0.56%
BioLife Solutions, Inc.(b)(c)	331,710	7,546,403
Home Furnishings–0.50%
Tempur Sealy International, Inc.(c)	277,092	6,689,001

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Homebuilding–1.99%
Skyline Champion Corp.(b)	154,522	$8,169,578
TopBuild Corp.(b)	113,091	18,635,135
		26,804,713
Hotel & Resort REITs–1.19%
DiamondRock Hospitality Co.	2,127,345	15,976,361
Human Resource & Employment Services–3.16%
ASGN, Inc.(b)	258,843	23,391,642
Korn Ferry	409,631	19,232,175
		42,623,817
Hypermarkets & Super Centers–2.14%
BJ’s Wholesale Club Holdings, Inc.(b)	395,153	28,771,090
Industrial Machinery–2.48%
EnPro Industries, Inc.(c)	196,622	16,708,937
Evoqua Water Technologies Corp.(b)	504,797	16,693,637
		33,402,574
Interactive Media & Services–1.62%
Ziff Davis, Inc.(b)(c)	319,451	21,876,004
Investment Banking & Brokerage–1.80%
Stifel Financial Corp.	467,635	24,274,933
Leisure Facilities–1.03%
Cedar Fair L.P.	337,740	13,898,001
Leisure Products–0.60%
Topgolf Callaway Brands Corp.(b)(c)	416,822	8,027,992
Life Sciences Tools & Services–1.88%
Azenta, Inc.(c)	336,131	14,406,575
CryoPort, Inc.(b)(c)	447,985	10,912,914
		25,319,489
Metal & Glass Containers–1.01%
Silgan Holdings, Inc.	324,500	13,641,980
Multi-Utilities–1.19%
Avista Corp.	432,499	16,024,088
Oil & Gas Drilling–0.91%
Helmerich & Payne, Inc.(c)	332,834	12,304,873
Oil & Gas Equipment & Services–0.85%
NOV, Inc.	704,320	11,395,898
Oil & Gas Exploration & Production–2.69%
Chesapeake Energy Corp.(c)	195,452	18,413,533
CNX Resources Corp.(b)(c)	1,149,877	17,857,590
		36,271,123
Oil & Gas Storage & Transportation–0.66%
Equitrans Midstream Corp.(c)	1,180,634	8,831,142
Packaged Foods & Meats–0.55%
Lancaster Colony Corp.	49,161	7,387,915
Personal Products–1.17%
BellRing Brands, Inc.(b)(c)	764,462	15,755,562
Pharmaceuticals–1.27%
Collegium Pharmaceutical, Inc.(b)(c)	425,751	6,820,531
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)(c)	219,652	$10,220,408
		17,040,939
Property & Casualty Insurance–1.48%
Definity Financial Corp. (Canada)	711,610	19,998,335
Regional Banks–9.33%
BankUnited, Inc.	514,282	17,573,016
Berkshire Hills Bancorp, Inc.(c)	433,315	11,829,499
Cathay General Bancorp	430,513	16,557,530
Columbia Banking System, Inc.(c)	404,214	11,677,742
FB Financial Corp.(c)	173,267	6,620,532
Heritage Financial Corp.	390,015	10,323,697
OceanFirst Financial Corp.	514,168	9,584,092
Pacific Premier Bancorp, Inc.(c)	535,334	16,573,941
Silvergate Capital Corp., Class A(b)	75,367	5,678,903
Webster Financial Corp.	425,419	19,228,939
		125,647,891
Research & Consulting Services–2.99%
CACI International, Inc., Class A(b)	78,955	20,611,992
KBR, Inc.	454,508	19,643,836
		40,255,828
Restaurants–1.30%
Texas Roadhouse, Inc.	199,984	17,450,604
Semiconductor Equipment–0.79%
MKS Instruments, Inc.	129,226	10,679,237
Semiconductors–1.94%
Allegro MicroSystems, Inc. (Japan)(b)	445,272	9,729,193
Ambarella, Inc.(b)(c)	127,540	7,165,197
MACOM Technology Solutions Holdings, Inc.(b)(c)	177,350	9,184,957
		26,079,347
Specialized REITs–3.12%
Four Corners Property Trust, Inc.	890,252	21,535,196
National Storage Affiliates Trust	494,152	20,546,840
		42,082,036
Specialty Chemicals–0.66%
NewMarket Corp.	29,731	8,943,977
Systems Software–0.61%
Progress Software Corp.(c)	194,370	8,270,443
Thrifts & Mortgage Finance–1.47%
WSFS Financial Corp.(c)	427,597	19,866,157
Total Common Stocks & Other Equity Interests (Cost $1,168,005,148)		1,328,457,240
Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	9,360,527	9,360,527
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	5,446,387	5,447,476
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	10,697,745	$10,697,745
Total Money Market Funds (Cost $25,504,254)		25,505,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.55% (Cost $1,193,509,402)		1,353,962,988
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.54%
Invesco Private Government Fund, 3.01%(d)(e)(f)	69,898,607	69,898,607
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.11%(d)(e)(f)	179,786,297	$179,786,297
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $249,699,393)		249,684,904
TOTAL INVESTMENTS IN SECURITIES–119.09% (Cost $1,443,208,795)		1,603,647,892
OTHER ASSETS LESS LIABILITIES—(19.09)%		(257,066,968)
NET ASSETS–100.00%		$1,346,580,924
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,178,802	$114,328,017	$(114,146,292)	$-	$-	$9,360,527	$69,032
Invesco Liquid Assets Portfolio, Institutional Class	5,021,706	81,662,869	(81,237,549)	1,494	(1,044)	5,447,476	41,290
Invesco Treasury Portfolio, Institutional Class	10,490,060	130,660,591	(130,452,906)	-	-	10,697,745	74,434
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,111,634	303,991,611	(290,204,638)	-	-	69,898,607	465,433*
Invesco Private Prime Fund	130,927,142	676,215,268	(627,323,627)	(5,808)	(26,678)	179,786,297	1,280,175*
Total	$211,729,344	$1,306,858,356	$(1,243,365,012)	$(4,314)	$(27,722)	$275,190,652	$1,930,364

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,328,457,240	$—	$—	$1,328,457,240
Money Market Funds	25,505,748	249,684,904	—	275,190,652
Total Investments	$1,353,962,988	$249,684,904	$—	$1,603,647,892
Invesco Main Street Small Cap Fund®